Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Minimum Future Rental Income	The Company has non-cancellable agreements to lease our equipment to tenant under operating lease for 1 to 3 years. The leases do not contain contingent payments. At March 31, 2024, the minimum future rental income to be received is as follows:
Year ending March 31,	RMB
2025	201
Total	201

Schedule of Lease Expense	The components of the Company’s lease expense are as follows:
	Year ended March 31,
	2023	2024
	RMB	RMB
Operating lease cost	3,289	3,249
Short-term lease cost	-	-
Lease cost	3,289	3,249

Supplemental cash flow information related to its operating leases was as follows for the year ended March 31, 2023 and 2024:
	Year ended March 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	4,514	4,151
The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2023 and 2024:
	As of March 31,
Remaining lease term and discount rate:	2023	2024
	RMB	RMB
Weighted average remaining lease term (years)	3.61	2.61
Weighted average discount rate	7.00%	7.00%

Schedule of Minimum Lease Payments	Maturities of its lease liabilities for all operating leases are as follows as of March 31, 2024:
Year Ended March 31,
RMB
2025	4,575
2026	4,575
2027 and after	2,781
Total lease payments	11,931
Less: Interest	(1,056)
Present value of lease liabilities	10,875
Less current portion, record in current liabilities	(3,938)
Present value of lease liabilities	6,937

Schedule of Minimum Lease Payments	The future minimum lease payments of the capital lease as of March 31, 2024 were as follows:
March 31,	Amount
2025	3,390
2026	3,104
2027	78
2028	78
2029	65
Less: unearned discount	(712)
6,003
Less: Current portion lease liability	(2,886)
$3,117